RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 25, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Jan. 10, 2022
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 175,000
Promissory Note with Related Party | Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 175,000
Amount of borrowed						$ 150,000
Debt outstanding amount		$ 0		$ 0	0
Administrative Support Agreement
Related Party Transaction [Line Items]
Total administrative services expense			$ 30,000	$ 70,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Expenses per month	$ 10,000				$ 10,000